Disclosure about Fair Value of Financial Instruments (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	$ 1,384,000
Foreign currency forward contract	(7,247,000)
Interest rate swap agreements, Carrying Amount	(264,000)	2,854,000
Totals	(6,127,000)
Level 1 [Member]
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	1,384,000
Foreign currency forward contract	0
Interest rate swap agreements, Carrying Amount	0
Totals	1,384,000
Level 2 [Member]
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	0
Foreign currency forward contract	(7,247,000)
Interest rate swap agreements, Carrying Amount	(264,000)
Totals	(7,511,000)
Level 3 [Member]
The Market approach utilized to measure fair value of financial assets and liabilities on recurring basis
Available-for-sale equity investments	0
Foreign currency forward contract	0
Interest rate swap agreements, Carrying Amount	0
Totals	$ 0